     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
               FOR WHICH THAT REQUEST EXPIRES ON AUGUST 14, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.):       [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: 800 Brazos, Suite 1100, Austin, TX 78701

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Holloway
Title: Authorized Signatory
Phone: 972-237-2922

Signature, Place, and Date of Signing:

    /s/ WILLIAM HOLLOWAY                  FORT WORTH, TX              AUGUST 13, 2002
-----------------------------          ---------------------          ---------------
       [Signature]                         [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  727,587
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.               Form 13F File Number           Name
     1                 28-10109                      Amalgamated Gadget, L.P.


                                            FORM 13F INFORMATION TABLE


     COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8

                                                                SHARES OR
                                            CUSIP      VALUE    PRINCIPAL      SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     NUMBER    (X$1000)   AMOUNT        PRN  CALL    DIRECTION MANAGERS  SOLE SHARED NONE
--------------           --------------     ------    --------   ------        ---  ----    --------- --------  ---- ------ ----
ACT MFG INC              SUB NT CV 7%07     000973AB3        98   12,000,000   PRN          DEFINED      1       X
AES CORP                 COM                00130H105     1,297       79,300   SH           DEFINED      1       X
ALZA CORP DEL            SUB LYON ZERO 14   022615AC2   245,963  163,500,000   PRN          DEFINED      1       X
AMERITRADE HLDG CORP     SUB NT CV 5.75%04  03072HAB5     3,581    4,860,000   PRN          DEFINED      1       X
ANN TAYLOR STORES CORP   GTD SB DB CV 19    036115AC7    23,824   41,750,000   PRN          DEFINED      1       X
ASIA GLOBAL CROSSING
  LTD                    CL A               G05330108     1,438    1,250,000   SH           DEFINED      1       X
BUDGET GROUP INC         CL A               119003101        95      106,200   SH           DEFINED      1       X
BUDGET GROUP INC         CL A               119003101         1          100   SH           DEFINED      1       X
CIENA CORP               NT CONV 3.75%08    171779AA9    29,210   46,000,000   PRN          DEFINED      1       X
CNF TR I                 TECONS SER A       12612V205     7,392      158,000   SH           DEFINED      1       X
CURAGEN CORP             SUB DEB CV 6%07    23126RAC5     5,784    7,500,000   PRN          DEFINED      1       X
DOUBLECLICK INC          SB NT CV 4.75%06   258609AC0    12,684   16,030,000   PRN          DEFINED      1       X
ECHOSTAR COMMUNICATIONS
 NEW                     SR NT CV 144A 08   278762AE9    53,943   60,000,000   PRN          DEFINED      1       X
EMCORE CORP              SR NT CV 144A 06   290846AA2    10,491   15,000,000   PRN          DEFINED      1       X
ENRON CORP               COM                293561106       229      382,000   SH           DEFINED      1       X
FOUR SEASONS HOTEL INC   LYON ZERO CPN 29   35100EAD6    25,990   85,000,000   PRN          DEFINED      1       X
GENESCO INC              SUB NT CV 5.5%05   371532AL6    17,086   15,625,000   PRN          DEFINED      1       X
GLOBESPAN INC            SUB NT CV 5.25%06  379571AB8    14,528   17,615,000   PRN          DEFINED      1       X
INTERPUBLIC GROUP COS
  INC                    SB NTCV 1.8%04     460690AF7    92,160   97,420,000   PRN          DEFINED      1       X


     COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8

                                                                 SHARES OR
                                            CUSIP      VALUE     PRINCIPAL   SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     NUMBER    (X$1000)    AMOUNT     PRN   CALL   DIRECTION  MANAGERS    SOLE SHARED NONE
--------------           --------------     ------    --------    ------     ---   ----   ---------  --------    ---- ------ ----
I2 TECHNOLOGIES INC     SUB NT CV 5.25%06  465754AF6   27,236   37,309,000    PRN        DEFINED        1         X
LEVEL 3 COMMUNICATIONS
  INC                   COM                52729N100    9,138    1,827,600    SH         DEFINED        1         X
MCLEODUSA INC           PFD CONV 6.75%     582266201      672       49,500    SH         DEFINED        1         X
MPOWER HOLDING CORP     COM                62473L101      141      314,147    SH         DEFINED        1         X
MPOWER HOLDING CORP     PFD CV D 7.25%     62473L200      484      936,000    SH         DEFINED        1         X
NETWORK PLUS CORP       DP 1/10A CV7.5     64122D605      633      380,000    SH         DEFINED        1         X
NTL INC                 COM                629407107    7,117    7,570,800    SH         DEFINED        1         X
OFFICE DEPOT INC        LYON SUB ZERO 07   676220AA4   68,896   81,913,000    PRN        DEFINED        1         X
ONI SYSTEMS CORP        SUB NT CV 5%05     68273FAA1   28,035   40,850,000    PRN        DEFINED        1         X
PERSONNEL GROUP AMER
  INC                   SB NT CV 5.75%04   715338AE9    2,294    7,053,000    PRN        DEFINED        1         X
TRIQUINT SEMICONDUCTOR
  INC                   SUB NT CV 4%07     89674KAB9   15,768   21,900,000    PRN        DEFINED        1         X
UNITEDGLOBALCOM         CL A               913247508   10,375    2,075,000    SH         DEFINED        1         X
UNITEDGLOBALCOM         PGD CV 1/20DSR     913247201    1,719      290,000    SH         DEFINED        1         X
VIROPHARMA INC          SB NT CV 6%07      928241AC2    9,285   18,050,000    PRN        DEFINED        1         X